Notes to the consolidated statements of income - Net operating loss carryforwards (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure
Net operating loss carryforwards	€ 640,619
Unused tax losses for which no deferred tax asset recognized	204,476
Deferred tax liabilities of foreign subsidiaries	6,645	€ 10,656
Undistributed earnings of foreign subsidiaries for which no deferred tax recognized	€ 8,867,422	€ 8,240,031
Percentage of dividends and capital gain tax free	95.00%
Less than 1 year
Income Tax Disclosure
Net operating loss carryforwards	€ 11,264
2021
Income Tax Disclosure
Net operating loss carryforwards	15,032
2022
Income Tax Disclosure
Net operating loss carryforwards	7,476
2023
Income Tax Disclosure
Net operating loss carryforwards	9,959
2024
Income Tax Disclosure
Net operating loss carryforwards	42,970
2025
Income Tax Disclosure
Net operating loss carryforwards	16,181
2026
Income Tax Disclosure
Net operating loss carryforwards	61,553
2027
Income Tax Disclosure
Net operating loss carryforwards	48,654
2028
Income Tax Disclosure
Net operating loss carryforwards	29,091
2029 and thereafter
Income Tax Disclosure
Net operating loss carryforwards	160,236
Without expiration date
Income Tax Disclosure
Net operating loss carryforwards	€ 238,203